Document and Entity Information	Dec. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616533
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity Incorporation State Country Code	E9
Entity File Number	001-38102
Entity Tax Identification Number	98-1013909
Entity Address, Address Line One	c/o Maples Corporate Services Limited
Entity Address, Address Line Two	P.O. Box 309
Entity Address, City or Town	Ugland House
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
City Area Code	(510)
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class shares, $0.03 par value per share
Trading Symbol	SGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false